UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 =======================================================

         ANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         DECEMBER 31, 2011

 =======================================================

              TARGET RETIREMENT INCOME FUND

              TARGET RETIREMENT 2020 FUND

              TARGET RETIREMENT 2030 FUND

              TARGET RETIREMENT 2040 FUND

              TARGET RETIREMENT 2050 FUND

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."
--------------------------------------------------------------------------------

FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

================================================================================

as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   22

FINANCIAL INFORMATION

    Distributions to Shareholders                                            23

    Report of Independent Registered Public Accounting Firm                  28

    Portfolios of Investments                                                29

    Notes to Portfolios of Investments                                       39

    Financial Statements                                                     40

    Notes to Financial Statements                                            46

EXPENSE EXAMPLE                                                              63

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS' (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
       JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
       USAA Investment                                        USAA Investment
       Management Company                                     Management Company

--------------------------------------------------------------------------------

o  HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM?

   For the year ended December 31, 2011, the total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                 USAA FUND          LIPPER INDEX
USAA Target Retirement Income Fund                 1.97%                2.53%
USAA Target Retirement 2020 Fund                   0.52%               -0.30%
USAA Target Retirement 2030 Fund                  -1.16%               -2.49%
USAA Target Retirement 2040 Fund                  -3.75%               -3.85%
USAA Target Retirement 2050 Fund                  -5.27%               -3.62%

   During 2011, the Funds' benchmarks which include the S&P 500(R) Index (the Index) produced a total return of 2.11%, while the Barclays Capital U.S. Aggregate Bond Index returned 7.84%.

   The difference in the returns of the five Target Retirement Funds reflects their unique asset allocations: the further away the target retirement date, the higher each fund's weighting in equities. We structure the Funds in this way since longer-term investors have a

   Refer to pages 8, 10, 12, 14 and 16 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA TARGET RETIREMENT FUNDS

================================================================================

   higher capacity to withstand short-term volatility and more time to benefit from the superior longer-term return potential of the stock market.

o  HOW DID THE GLOBAL EQUITY MARKETS PERFORM DURING 2011?

   The 2.11% return of the Index was impressive given the extreme turmoil that affected the global financial markets during the year. The first five months of 2011 were fairly calm compared to what followed, as stock prices remained supported by steady economic growth, strong corporate earnings, and the accommodative policies of the U.S. Federal Reserve (the Fed) during this time. By mid-year, however, the effects of the Fed's quantitative easing policy wore off and investors began to fear that the United States was headed for another recession. Even more important, the European debt crisis moved back on to the front pages. Concerns about a possible sovereign debt default in Europe -- along with the unquantifiable impact such an event would have on the global banking system -- led to a flight out of equities and into perceived "safe haven" such as U.S. Treasuries. Stocks touched their low for the year in early October during the height of the fear about Europe, but then proceeded to embark on an uneven fourth quarter rally. This rebound was fueled by better-than-expected U.S. economic data and signs that European policymakers were moving closer to a solution for the crisis.

   The international equity markets lagged their U.S. counterparts because of two important concerns: the ongoing problems in Europe and the continued evidence of slowing economic growth in the emerging markets. Developed market equities returned -12.14% in 2011 (as measured by the developed-market MSCI EAFE Index), while the emerging markets plunged -18.42% (as measured by the MSCI Emerging Markets Index).

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o HOW DID THE FUNDS' EQUITY ALLOCATION PERFORM, AND HOW WERE THEY POSITIONED IN THIS AREA?

   The Funds' benefited from our underweight in U.S. small-cap equities, which underperformed compared to U.S. large-cap equities, and our underweight in non-U.S. developed market equities. Our positions in emerging market equities detracted from performance as emerging market equities underperformed versus developed market equities.

   Despite the volatility in equities, our overall thesis and positioning remains largely unchanged. We favor U.S. large-cap stocks with "fortress"- like balance sheets and the ability to perform well in a slower-growth environment. We remain cautious regarding the outlook for international equities due to the intractable sovereign debt problems in Europe, but we hold a more favorable long-term view on the emerging markets, which have better economic growth and less debt than their developed-market counterparts. In addition, the emerging markets' relative underperformance during the past year has created more attractive valuations in select regions, particularly Latin America and Asia.

o  HOW DID THE U.S. BOND MARKET PERFORM DURING THE PAST YEAR?

   Bonds performed well in 2011, as measured by the 7.84% return of the Barclays Aggregate U.S. Bond Index. The bond market, as a whole, was supported by the environment of low growth and tame inflation, as well as the Fed's ongoing policy of keeping short-term rates pinned near zero. Government bonds performed particularly well during the year -- due in part to the "flight to quality" sparked by economic

Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

   concerns -- but mortgage-backed securities, investment-grade corporate bonds, and high-yield bonds also delivered strong 12-month performance results amid investors' quest for yields that could exceed the rate of inflation.

o  HOW DID THE FUNDS' FIXED-INCOME ALLOCATION PERFORM, AND HOW WAS IT
   POSITIONED?

   On the fixed-income side, the Funds' holdings are allocated in such a way as to diversify the interest rate sensitivity and asset-class exposure of the portfolio. Our bond allocation delivered a positive absolute return as a result of the good performance of our underlying funds.

o  WHAT IS YOUR OUTLOOK FOR THE ECONOMY AS WE MOVE INTO 2012?

   Although global growth remains sluggish overall, recent U.S. economic numbers have consistently come in above consensus expectations. Recent data points to modest strength in U.S. manufacturing relative to the rest of the world, improved consumer confidence, rising auto sales, a modest recovery in employment, and pockets of positive data points in the housing market.

   Despite these favorable developments, the U.S. and eurozone economies are currently in a fragile state of low growth. We expect Europe to slip into a recession in 2012, as the concern about the potential for sovereign defaults has created a significant amount of uncertainty and suppressed business confidence in the region. In addition, the European banking system is more highly leveraged than the U.S. banking system, and it holds significant amounts of the sovereign debt of economically weak and highly-indebted eurozone

AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. o Diversification does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   countries. However, growth in China and other emerging markets remains relatively high -- an ongoing positive for the world economy. We expect global deleveraging will persist in 2012 and beyond, ultimately leading to truncated business cycles, lower expected growth, and heightened economic and market volatility.

o  DO YOU HAVE ANY CLOSING THOUGHTS?

   We hold a cautious outlook regarding financial market performance in the year ahead. Global economic growth is sluggish, and the odds are high that adverse developments in Europe will continue to roil market performance periodically. Still, volatility can create opportunities for long-term investors to capitalize on the values that emerge during times of elevated fear. We believe our steady approach and emphasis on diversification will hold our clients in good stead in the current environment.

   From all of us on the USAA investment team, thank you for your investment with us. We are pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

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6  | USAA TARGET RETIREMENT FUNDS

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)

--------------------------------------------------------------------------------
                                              12/31/11             12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $257.3 Million       $189.4 Million
Net Asset Value Per Share                      $10.83               $10.98

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08
  1.97%                                                         6.09%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.64%               After Reimbursement        0.57%

              (Including acquired fund fees and expenses of 0.52%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           INCOME FUND           S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00             $10,000.00
 8/31/2008              10,094.91                 10,000.00              10,144.65
 9/30/2008               9,959.32                  9,580.62               9,240.68
10/31/2008               9,724.23                  8,617.54               7,688.73
11/30/2008              10,040.76                  8,416.90               7,137.03
12/31/2008              10,415.37                  8,598.81               7,212.97
 1/31/2009              10,323.47                  8,303.36               6,605.01
 2/28/2009              10,284.50                  7,997.71               5,901.73
 3/31/2009              10,427.47                  8,347.98               6,418.69
 4/30/2009              10,477.33                  8,768.46               7,033.02
 5/31/2009              10,553.32                  9,301.74               7,426.40
 6/30/2009              10,613.35                  9,397.12               7,441.13
 7/31/2009              10,784.54                  9,852.49               8,003.95
 8/31/2009              10,896.20                 10,090.52               8,292.93
 9/30/2009              11,010.66                 10,395.82               8,602.38
10/31/2009              11,065.03                 10,427.13               8,442.58
11/30/2009              11,208.28                 10,677.64               8,948.99
12/31/2009              11,033.08                 10,752.00               9,121.85
 1/31/2010              11,201.62                 10,773.15               8,793.70
 2/28/2010              11,243.45                 10,889.44               9,066.10
 3/31/2010              11,229.63                 11,150.65               9,613.20
 4/30/2010              11,346.52                 11,299.60               9,764.97
 5/31/2010              11,442.00                 11,001.69               8,985.23
 6/30/2010              11,621.43                 10,949.60               8,514.87
 7/31/2010              11,745.42                 11,282.06               9,111.44
 8/31/2010              11,896.55                 11,239.16               8,700.12
 9/30/2010              11,909.23                 11,658.40               9,476.55
10/31/2010              11,951.63                 11,852.89               9,837.13
11/30/2010              11,882.94                 11,809.67               9,838.39
12/31/2010              11,754.80                 12,004.53              10,495.91
 1/31/2011              11,768.48                 12,070.13              10,744.67
 2/28/2011              11,797.92                 12,223.19              11,112.78
 3/31/2011              11,804.44                 12,293.52              11,117.20
 4/30/2011              11,954.28                 12,557.66              11,446.44
 5/31/2011              12,110.29                 12,568.67              11,316.87
 6/30/2011              12,074.83                 12,470.03              11,128.23
 7/31/2011              12,266.44                 12,492.18              10,901.94
 8/31/2011              12,445.65                 12,237.46              10,309.72
 9/30/2011              12,536.18                 11,838.36               9,584.96
10/31/2011              12,549.65                 12,295.83              10,632.53
11/30/2011              12,538.76                 12,240.04              10,609.03
12/31/2011              12,676.57                 12,240.64              10,717.55

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)

--------------------------------------------------------------------------------
                                              12/31/11             12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $463.7 Million       $362.9 Million
Net Asset Value Per Share                      $11.12               $11.43

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08
  0.52%                                                         6.51%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.65%               After Reimbursement        0.62%

              (Including acquired fund fees and expenses of 0.57%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX            2020 FUND            S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00             $10,000.00
 8/31/2008              10,094.91                 10,000.00              10,144.65
 9/30/2008               9,959.32                  9,490.00               9,240.68
10/31/2008               9,724.23                  8,360.00               7,688.73
11/30/2008              10,040.76                  8,210.00               7,137.03
12/31/2008              10,415.37                  8,505.09               7,212.97
 1/31/2009              10,323.47                  8,077.29               6,605.01
 2/28/2009              10,284.50                  7,618.93               5,901.73
 3/31/2009              10,427.47                  8,067.10               6,418.69
 4/30/2009              10,477.33                  8,637.50               7,033.02
 5/31/2009              10,553.32                  9,228.27               7,426.40
 6/30/2009              10,613.35                  9,309.76               7,441.13
 7/31/2009              10,784.54                  9,849.60               8,003.95
 8/31/2009              10,896.20                 10,094.06               8,292.93
 9/30/2009              11,010.66                 10,470.93               8,602.38
10/31/2009              11,065.03                 10,470.93               8,442.58
11/30/2009              11,208.28                 10,776.50               8,948.99
12/31/2009              11,033.08                 10,896.68               9,121.85
 1/31/2010              11,201.62                 10,844.19               8,793.70
 2/28/2010              11,243.45                 10,991.16               9,066.10
 3/31/2010              11,229.63                 11,337.59               9,613.20
 4/30/2010              11,346.52                 11,516.05               9,764.97
 5/31/2010              11,442.00                 11,075.14               8,985.23
 6/30/2010              11,621.43                 10,970.17               8,514.87
 7/31/2010              11,745.42                 11,379.58               9,111.44
 8/31/2010              11,896.55                 11,274.60               8,700.12
 9/30/2010              11,909.23                 11,820.48               9,476.55
10/31/2010              11,951.63                 12,072.43               9,837.13
11/30/2010              11,882.94                 12,019.94               9,838.39
12/31/2010              11,754.80                 12,343.67              10,495.91
 1/31/2011              11,768.48                 12,419.27              10,744.67
 2/28/2011              11,797.92                 12,624.46              11,112.78
 3/31/2011              11,804.44                 12,710.85              11,117.20
 4/30/2011              11,954.28                 13,034.83              11,446.44
 5/31/2011              12,110.29                 12,991.64              11,316.87
 6/30/2011              12,074.83                 12,872.84              11,128.23
 7/31/2011              12,266.44                 12,851.24              10,901.94
 8/31/2011              12,445.65                 12,440.87              10,309.72
 9/30/2011              12,536.18                 11,836.10               9,584.96
10/31/2011              12,549.65                 12,516.46              10,632.53
11/30/2011              12,538.76                 12,419.27              10,609.03
12/31/2011              12,676.57                 12,407.50              10,717.55

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)

--------------------------------------------------------------------------------
                                              12/31/11             12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $705.3 Million       $528.2 Million
Net Asset Value Per Share                      $10.93               $11.37

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08
  -1.16%                                                        5.47%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.72%               After Reimbursement        0.70%

              (Including acquired fund fees and expenses of 0.65%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX            2030 FUND            S&P 500 INDEX
 7/31/2008             $10,000.00                 $10,000.00            $10,000.00
 8/31/2008              10,094.91                   9,990.00             10,144.65
 9/30/2008               9,959.32                   9,250.00              9,240.68
10/31/2008               9,724.23                   7,970.00              7,688.73
11/30/2008              10,040.76                   7,690.00              7,137.03
12/31/2008              10,415.37                   7,993.85              7,212.97
 1/31/2009              10,323.47                   7,555.97              6,605.01
 2/28/2009              10,284.50                   7,097.72              5,901.73
 3/31/2009              10,427.47                   7,525.42              6,418.69
 4/30/2009              10,477.33                   8,105.86              7,033.02
 5/31/2009              10,553.32                   8,696.49              7,426.40
 6/30/2009              10,613.35                   8,757.59              7,441.13
 7/31/2009              10,784.54                   9,348.22              8,003.95
 8/31/2009              10,896.20                   9,612.98              8,292.93
 9/30/2009              11,010.66                  10,030.50              8,602.38
10/31/2009              11,065.03                   9,969.40              8,442.58
11/30/2009              11,208.28                  10,335.99              8,948.99
12/31/2009              11,033.08                  10,526.60              9,121.85
 1/31/2010              11,201.62                  10,349.42              8,793.70
 2/28/2010              11,243.45                  10,526.60              9,066.10
 3/31/2010              11,229.63                  10,995.61              9,613.20
 4/30/2010              11,346.52                  11,172.79              9,764.97
 5/31/2010              11,442.00                  10,557.87              8,985.23
 6/30/2010              11,621.43                  10,370.27              8,514.87
 7/31/2010              11,745.42                  10,891.39              9,111.44
 8/31/2010              11,896.55                  10,682.94              8,700.12
 9/30/2010              11,909.23                  11,422.93              9,476.55
10/31/2010              11,951.63                  11,735.60              9,837.13
11/30/2010              11,882.94                  11,673.06              9,838.39
12/31/2010              11,754.80                  12,141.60             10,495.91
 1/31/2011              11,768.48                  12,216.35             10,744.67
 2/28/2011              11,797.92                  12,472.64             11,112.78
 3/31/2011              11,804.44                  12,579.43             11,117.20
 4/30/2011              11,954.28                  12,995.89             11,446.44
 5/31/2011              12,110.29                  12,878.43             11,316.87
 6/30/2011              12,074.83                  12,728.93             11,128.23
 7/31/2011              12,266.44                  12,643.50             10,901.94
 8/31/2011              12,445.65                  12,077.53             10,309.72
 9/30/2011              12,536.18                  11,265.95              9,584.96
10/31/2011              12,549.65                  12,152.28             10,632.53
11/30/2011              12,538.76                  12,034.82             10,609.03
12/31/2011              12,676.57                  12,000.42             10,717.55

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)

--------------------------------------------------------------------------------
                                              12/31/11             12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $682.1 Million       $501.7 Million
Net Asset Value Per Share                      $10.38               $11.01

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08
  -3.75%                                                        3.26%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.79%               After Reimbursement        0.77%

              (Including acquired fund fees and expenses of 0.72%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX            2040 FUND            S&P 500 INDEX
 7/31/2008             $10,000.00                 $10,000.00            $10,000.00
 8/31/2008              10,094.91                   9,990.00             10,144.65
 9/30/2008               9,959.32                   9,110.00              9,240.68
10/31/2008               9,724.23                   7,610.00              7,688.73
11/30/2008              10,040.76                   7,160.00              7,137.03
12/31/2008              10,415.37                   7,494.90              7,212.97
 1/31/2009              10,323.47                   7,016.93              6,605.01
 2/28/2009              10,284.50                   6,508.46              5,901.73
 3/31/2009              10,427.47                   6,966.09              6,418.69
 4/30/2009              10,477.33                   7,545.75              7,033.02
 5/31/2009              10,553.32                   8,115.24              7,426.40
 6/30/2009              10,613.35                   8,115.24              7,441.13
 7/31/2009              10,784.54                   8,755.91              8,003.95
 8/31/2009              10,896.20                   8,999.98              8,292.93
 9/30/2009              11,010.66                   9,437.27              8,602.38
10/31/2009              11,065.03                   9,294.89              8,442.58
11/30/2009              11,208.28                   9,722.01              8,948.99
12/31/2009              11,033.08                   9,946.22              9,121.85
 1/31/2010              11,201.62                   9,656.12              8,793.70
 2/28/2010              11,243.45                   9,863.34              9,066.10
 3/31/2010              11,229.63                  10,402.09              9,613.20
 4/30/2010              11,346.52                  10,567.86              9,764.97
 5/31/2010              11,442.00                   9,821.89              8,985.23
 6/30/2010              11,621.43                   9,552.52              8,514.87
 7/31/2010              11,745.42                  10,143.07              9,111.44
 8/31/2010              11,896.55                   9,832.25              8,700.12
 9/30/2010              11,909.23                  10,702.55              9,476.55
10/31/2010              11,951.63                  11,054.81              9,837.13
11/30/2010              11,882.94                  10,982.29              9,838.39
12/31/2010              11,754.80                  11,596.80             10,495.91
 1/31/2011              11,768.48                  11,638.94             10,744.67
 2/28/2011              11,797.92                  11,944.39             11,112.78
 3/31/2011              11,804.44                  12,060.25             11,117.20
 4/30/2011              11,954.28                  12,523.70             11,446.44
 5/31/2011              12,110.29                  12,344.64             11,316.87
 6/30/2011              12,074.83                  12,165.58             11,128.23
 7/31/2011              12,266.44                  11,997.06             10,901.94
 8/31/2011              12,445.65                  11,291.35             10,309.72
 9/30/2011              12,536.18                  10,343.38              9,584.96
10/31/2011              12,549.65                  11,365.08             10,632.53
11/30/2011              12,538.76                  11,238.68             10,609.03
12/31/2011              12,676.57                  11,162.02             10,717.55

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)

--------------------------------------------------------------------------------
                                              12/31/11             12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $297.5 Million       $203.7 Million
Net Asset Value Per Share                      $9.96                $10.65

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08
  -5.27%                                                        1.34%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.89%               After Reimbursement        0.81%

              (Including acquired fund fees and expenses of 0.76%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.                       USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX      S&P 500 INDEX           2050 FUND
 7/31/2008             $10,000.00            $10,000.00             $10,000.00
 8/31/2008              10,094.91             10,144.65               9,960.00
 9/30/2008               9,959.32              9,240.68               8,970.00
10/31/2008               9,724.23              7,688.73               7,330.00
11/30/2008              10,040.76              7,137.03               6,810.00
12/31/2008              10,415.37              7,212.97               7,180.05
 1/31/2009              10,323.47              6,605.01               6,611.33
 2/28/2009              10,284.50              5,901.73               6,042.61
 3/31/2009              10,427.47              6,418.69               6,550.40
 4/30/2009              10,477.33              7,033.02               7,129.27
 5/31/2009              10,553.32              7,426.40               7,677.67
 6/30/2009              10,613.35              7,441.13               7,616.74
 7/31/2009              10,784.54              8,003.95               8,276.86
 8/31/2009              10,896.20              8,292.93               8,510.44
 9/30/2009              11,010.66              8,602.38               8,936.98
10/31/2009              11,065.03              8,442.58               8,733.86
11/30/2009              11,208.28              8,948.99               9,211.18
12/31/2009              11,033.08              9,121.85               9,466.36
 1/31/2010              11,201.62              8,793.70               9,065.51
 2/28/2010              11,243.45              9,066.10               9,301.91
 3/31/2010              11,229.63              9,613.20               9,877.50
 4/30/2010              11,346.52              9,764.97              10,021.39
 5/31/2010              11,442.00              8,985.23               9,209.40
 6/30/2010              11,621.43              8,514.87               8,880.50
 7/31/2010              11,745.42              9,111.44               9,507.48
 8/31/2010              11,896.55              8,700.12               9,137.46
 9/30/2010              11,909.23              9,476.55              10,083.06
10/31/2010              11,951.63              9,837.13              10,442.81
11/30/2010              11,882.94              9,838.39              10,381.14
12/31/2010              11,754.80             10,495.91              11,047.20
 1/31/2011              11,768.48             10,744.67              11,078.32
 2/28/2011              11,797.92             11,112.78              11,379.13
 3/31/2011              11,804.44             11,117.20              11,503.61
 4/30/2011              11,954.28             11,446.44              11,980.77
 5/31/2011              12,110.29             11,316.87              11,762.93
 6/30/2011              12,074.83             11,128.23              11,576.22
 7/31/2011              12,266.44             10,901.94              11,368.76
 8/31/2011              12,445.65             10,309.72              10,621.91
 9/30/2011              12,536.18              9,584.96               9,646.85
10/31/2011              12,549.65             10,632.53              10,715.27
11/30/2011              12,538.76             10,609.03              10,580.42
12/31/2011              12,676.57             10,717.55              10,465.04

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

                       o  TARGET RETIREMENT INCOME FUND  o

                                 AS OF 12/31/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   2.8%
Emerging Markets .....................................................   3.2%
Growth ...............................................................   2.8%
Income Stock .........................................................   2.9%
International ........................................................   6.2%
Precious Metals and Minerals .........................................   2.1%
Real Return Fund .....................................................   2.0%
S&P 500 Index ........................................................   2.9%
Small Cap Stock ......................................................   2.6%
Value ................................................................   2.9%
   Total Equity ......................................................  30.4%
Income ...............................................................  27.6%
Intermediate-Term Bond ...............................................  20.7%
Short-Term Bond ......................................................  20.5%
   Total Fixed-Income ................................................  68.8%
CASH:
Money Market Instruments .............................................   0.9%

                         ASSET ALLOCATION -- 12/31/2011

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                            68.8%
EQUITY                                                                  30.4%
CASH                                                                     0.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                        o  TARGET RETIREMENT 2020 FUND  o

                                 AS OF 12/31/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   4.0%
Emerging Markets .....................................................   4.5%
Growth ...............................................................   4.0%
Income Stock .........................................................   4.1%
International ........................................................   8.8%
Precious Metals and Minerals .........................................   2.1%
Real Return Fund .....................................................   2.0%
S&P 500 Index ........................................................   4.1%
Small Cap Stock ......................................................   3.6%
Value ................................................................   4.1%
   Total Equity ......................................................  41.3%
High-Yield Opportunies ...............................................   8.2%
Income ...............................................................  19.9%
Intermediate-Term Bond ...............................................  15.0%
Short-Term Bond ......................................................  14.7%
   Total Fixed-Income ................................................  57.8%
CASH:
Money Market Instruments .............................................   1.0%

                         ASSET ALLOCATION -- 12/31/2011

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                            57.8%
EQUITY                                                                  41.3%
CASH                                                                     1.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o  TARGET RETIREMENT 2030 FUND  o

                                 AS OF 12/31/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   6.0%
Emerging Markets .....................................................   6.7%
Growth ...............................................................   6.0%
Income Stock .........................................................   6.2%
International ........................................................  13.3%
Precious Metals and Minerals .........................................   2.2%
Real Return Fund .....................................................   2.0%
S&P 500 Index ........................................................   6.2%
Small Cap Stock ......................................................   5.5%
Value ................................................................   6.2%
   Total Equity ......................................................  60.3%
High-Yield Opportunies ...............................................   8.3%
Income ...............................................................  18.0%
Short-Term Bond ......................................................  12.1%
   Total Fixed-Income ................................................  38.4%
CASH:
Money Market Instruments .............................................   1.4%

                         ASSET ALLOCATION -- 12/31/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  60.3%
FIXED INCOME                                                            38.4%
CASH                                                                     1.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                        o  TARGET RETIREMENT 2040 FUND  o

                                 AS OF 12/31/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   7.7%
Emerging Markets .....................................................   8.7%
Growth ...............................................................   7.8%
Income Stock .........................................................   8.0%
International ........................................................  17.1%
Precious Metals and Minerals .........................................   2.2%
Real Return Fund .....................................................   2.1%
S&P 500 Index ........................................................   8.0%
Small Cap Stock ......................................................   7.1%
Value ................................................................   8.0%
   Total Equity ......................................................  76.7%
High-Yield Opportunies ...............................................   8.4%
Income ...............................................................  11.6%
    Total Fixed-Income ...............................................  20.0%
CASH:
Money Market Instruments .............................................   3.3%

                         ASSET ALLOCATION -- 12/31/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  76.7%
FIXED INCOME                                                            20.0%
CASH                                                                     3.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20 | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o  TARGET RETIREMENT 2050 FUND  o

                                 AS OF 12/31/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   9.6%
Emerging Markets .....................................................  10.8%
Growth ...............................................................   9.7%
Income Stock .........................................................  10.0%
International ........................................................  21.3%
Precious Metals and Minerals .........................................   2.2%
S&P 500 Index ........................................................  10.0%
Small Cap Stock ......................................................   8.9%
Value ................................................................  10.0%
   Total Equity ......................................................  92.5%
CASH:
Money Market Instruments .............................................   7.5%

                         ASSET ALLOCATION -- 12/31/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  92.5%
CASH                                                                     7.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                     FOR                 VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                        6,660,811,393              63,843,596
Daniel S. McNamara                      6,665,041,690              59,613,299
Robert L. Mason, Ph.D.                  6,673,454,396              51,200,593
Michael F. Reimherr                     6,655,017,938              69,637,051
Paul L. McNamara                        6,652,482,258              72,172,731
Barbara B. Ostdiek, Ph.D.               6,650,120,137              74,534,852

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

USAA TARGET RETIREMENT INCOME FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

7.09% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $246,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, the Fund hereby designates 12.22% of the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended December 31, 2011, by the Fund are $387,000 and $40,000, respectively.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $3,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  23

================================================================================

USAA TARGET RETIREMENT 2020 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

9.69% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $628,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, the Fund hereby designates 17.60% of the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended December 31, 2011, by the Fund are $970,000 and $101,000, respectively.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $7,000 as qualifying interest income.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

15.76% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,356,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, the Fund hereby designates 29.38% of the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended December 31, 2011, by the Fund are $2,191,000 and $229,000, respectively.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest related dividends. The Fund designates $13,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  25

================================================================================

USAA TARGET RETIREMENT 2040 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

26.51% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,491,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, the Fund hereby designates 49.58% of the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended December 31, 2011, by the Fund are $2,713,000 and $283,000, respectively.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $25,000 as qualifying interest income.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

52.94% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $692,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, the Fund hereby designates 100% of the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended December 31, 2011, by the Fund are $1,466,000 and $153,000, respectively.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $25,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  27

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND, USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET RETIREMENT 2040 FUND, AND USAA TARGET RETIREMENT 2050 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund (five of the portfolios constituting the USAA Mutual Funds Trust) (the "Funds") as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
February 20, 2012

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2011

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (30.4%)
   223,132  USAA Aggressive Growth Fund                                  $  7,196
   514,381  USAA Emerging Markets Fund                                      8,112
   504,155  USAA Growth Fund                                                7,245
   611,482  USAA Income Stock Fund                                          7,484
   740,109  USAA International Fund                                        15,986
   175,698  USAA Precious Metals and Minerals Fund                          5,447
   519,948  USAA Real Return Fund                                           5,121
   395,738  USAA S&P 500 Index Fund                                         7,452
   495,696  USAA Small Cap Stock Fund                                       6,657
   566,773  USAA Value Fund                                                 7,487
                                                                         --------
            Total Equity Mutual Funds (cost: $72,084)                      78,187
                                                                         --------
            FIXED-INCOME MUTUAL FUNDS (68.8%)
 5,424,219  USAA Income Fund                                               70,894
 5,132,666  USAA Intermediate-Term Bond Fund                               53,380
 5,764,504  USAA Short-Term Bond Fund                                      52,688
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $168,707)              176,962
                                                                         --------
            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
 2,442,786  State Street Institutional Liquid Reserve Fund, 0.15%(a)
               (cost: $2,443)                                               2,443
                                                                         --------

            TOTAL INVESTMENTS (COST: $243,234)                           $257,592
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $ 78,187                  $-             $-   $ 78,187
Fixed-Income Mutual Funds                176,962                   -              -    176,962
Money Market Instruments:
  Money Market Funds                       2,443                   -              -      2,443
----------------------------------------------------------------------------------------------
Total                                   $257,592                  $-             $-   $257,592
----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2011

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (41.3%)
   568,560  USAA Aggressive Growth Fund                                  $ 18,336
 1,309,549  USAA Emerging Markets Fund                                     20,652
 1,284,465  USAA Growth Fund                                               18,458
 1,558,407  USAA Income Stock Fund                                         19,075
 1,880,374  USAA International Fund                                        40,616
   319,750  USAA Precious Metals and Minerals Fund                          9,912
   946,524  USAA Real Return Fund                                           9,323
 1,008,470  USAA S&P 500 Index Fund                                        18,990
 1,261,529  USAA Small Cap Stock Fund                                      16,942
 1,444,234  USAA Value Fund                                                19,078
                                                                         --------
            Total Equity Mutual Funds (cost: $172,777)                    191,382
                                                                         --------
            FIXED-INCOME MUTUAL FUNDS (57.8%)
 4,725,215  USAA High-Yield Opportunities Fund                             37,943
 7,053,601  USAA Income Fund                                               92,191
 6,665,452  USAA Intermediate-Term Bond Fund                               69,321
 7,491,243  USAA Short-Term Bond Fund                                      68,470
                                                                         --------
            Total Fixed-income Mutual Funds (cost: $252,038)              267,925
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.0%)

            MONEY MARKET FUNDS (1.0%)
 4,775,272  State Street Institutional Liquid Reserve Fund, 0.15%(a)
               (cost: $4,775)                                               4,775
                                                                         --------

            TOTAL INVESTMENTS (COST: $429,590)                           $464,082
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $191,382                  $-             $-   $191,382
Fixed-Income Mutual Funds                267,925                   -              -    267,925
Money Market Instruments:
  Money Market Funds                       4,775                   -              -      4,775
----------------------------------------------------------------------------------------------
Total                                   $464,082                  $-             $-   $464,082
----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2011

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (60.3%)
 1,306,379  USAA Aggressive Growth Fund                                  $ 42,131
 3,005,295  USAA Emerging Markets Fund                                     47,394
 2,951,878  USAA Growth Fund                                               42,418
 3,581,452  USAA Income Stock Fund                                         43,837
 4,323,990  USAA International Fund                                        93,398
   493,036  USAA Precious Metals and Minerals Fund                         15,284
 1,455,902  USAA Real Return Fund                                          14,341
 2,317,495  USAA S&P 500 Index Fund                                        43,638
 2,895,710  USAA Small Cap Stock Fund                                      38,889
 3,319,345  USAA Value Fund                                                43,849
                                                                         --------
            Total Equity Mutual Funds (cost: $389,281)                    425,179
                                                                         --------
            FIXED-INCOME MUTUAL FUNDS (38.4%)
 7,267,787  USAA High-Yield Opportunities Fund                             58,361
 9,746,310  USAA Income Fund                                              127,384
 8,183,960  USAA Intermediate-Term Bond Fund                               85,113
                                                                         --------
            Total Fixed-income Mutual Funds (cost: $252,604)              270,858
                                                                         --------
            MONEY MARKET INSTRUMENTS (1.4%)

            MONEY MARKET FUNDS (1.4%)
 9,665,057  State Street Institutional Liquid Reserve Fund, 0.15%(a)
               (cost: $9,665)                                               9,665
                                                                         --------

            TOTAL INVESTMENTS (COST: $651,550)                           $705,702
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $425,179                  $-             $-   $425,179
Fixed-Income Mutual Funds                270,858                   -              -    270,858
Money Market Instruments:
  Money Market Funds                       9,665                   -              -      9,665
----------------------------------------------------------------------------------------------
Total                                   $705,702                  $-             $-   $705,702
----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2011

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (76.7%)
 1,632,886  USAA Aggressive Growth Fund                                  $ 52,661
 3,758,252  USAA Emerging Markets Fund                                     59,268
 3,689,533  USAA Growth Fund                                               53,019
 4,475,813  USAA Income Stock Fund                                         54,784
 5,404,282  USAA International Fund                                       116,732
   482,342  USAA Precious Metals and Minerals Fund                         14,953
 1,423,353  USAA Real Return Fund                                          14,020
 2,896,449  USAA S&P 500 Index Fund                                        54,540
 3,620,183  USAA Small Cap Stock Fund                                      48,619
 4,148,410  USAA Value Fund                                                54,800
                                                                         --------
            Total Equity Mutual Funds (cost: $481,608)                    523,396
                                                                         --------
            FIXED-INCOME MUTUAL FUNDS (20.0%)
 7,105,093  USAA High-Yield Opportunities Fund                             57,054
 6,070,047  USAA Income Fund                                               79,335
                                                                         --------
            Total Fixed-income Mutual Funds (cost: $129,158)              136,389
                                                                         --------
            MONEY MARKET INSTRUMENTS (3.3%)

            MONEY MARKET FUNDS (3.3%)
22,089,199  State Street Institutional Liquid Reserve Fund, 0.15%(a)
               (cost: $22,089)                                             22,089
                                                                         --------

            TOTAL INVESTMENTS (COST: $632,855)                           $681,874
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $523,396                  $-             $-     $523,396
Fixed-Income Mutual Funds                136,389                   -              -      136,389
Money Market Instruments:
  Money Market Funds                      22,089                   -              -       22,089
------------------------------------------------------------------------------------------------
Total                                   $681,874                  $-             $-     $681,874
------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
December 31, 2011

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (92.5%)
   887,283  USAA Aggressive Growth Fund                                                 $ 28,615
 2,040,425  USAA Emerging Markets Fund                                                    32,177
 2,004,934  USAA Growth Fund                                                              28,811
 2,432,051  USAA Income Stock Fund                                                        29,768
 2,935,672  USAA International Fund                                                       63,411
   212,779  USAA Precious Metals and Minerals Fund                                         6,596
 1,573,877  USAA S&P 500 Index Fund                                                       29,636
 1,965,963  USAA Small Cap Stock Fund                                                     26,403
 2,254,285  USAA Value Fund                                                               29,779
                                                                                        --------
            Total Equity Mutual Funds (cost: $256,584)                                   275,196
                                                                                        --------
            MONEY MARKET INSTRUMENTS (7.5%)

            MONEY MARKET FUNDS (7.5%)
22,383,915  State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $22,384)      22,384
                                                                                        --------

            TOTAL INVESTMENTS (COST: $278,968)                                          $297,580
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $275,196                  $-             $-     $275,196
Money Market Instruments:
  Money Market Funds                      22,384                   -              -       22,384
------------------------------------------------------------------------------------------------
Total                                   $297,580                  $-             $-     $297,580
------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2011.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

                                                                  USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------
                                                                             INCOME FUND
----------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $240,791,
    $424,815, $641,885, $610,766, and $256,584, respectively)                   $255,149
  Investments in other securities, at value (cost of $2,443, $4,775,
    $9,665, $22,089, and $22,384, respectively)                                    2,443
  Receivables:
    Capital shares sold                                                              983
    USAA Investment Management Company (Note 5C)                                      37
    USAA Transfer Agency Company (Note 5D)                                             2
    Dividends from affiliated underlying funds                                       379
    Interest                                                                           -
                                                                                --------
      Total assets                                                               258,993
                                                                                --------
LIABILITIES
  Payables:
    Securities purchased                                                             928
    Capital shares redeemed                                                          680
  Other accrued expenses and payables                                                 38
                                                                                --------
      Total liabilities                                                            1,646
                                                                                --------
        Net assets applicable to capital shares outstanding                     $257,347
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $244,461
  Accumulated undistributed net investment income                                     25
  Accumulated net realized loss on investments                                    (1,497)
  Net unrealized appreciation of investments                                      14,358
                                                                                --------
        Net assets applicable to capital shares outstanding                     $257,347
                                                                                ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                      23,769
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  10.83
                                                                                ========

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND              2040 FUND               2050 FUND
-------------------------------------------------------------------------------
 $459,307               $696,037               $659,785                $275,196

    4,775                  9,665                 22,089                  22,384

      363                    800                  1,233                     655
        8                      2                      -                      47
        3                     13                     10                       5
      493                    386                      -                       -
        1                      1                      3                       3
-------------------------------------------------------------------------------
  464,950                706,904                683,120                 298,290
-------------------------------------------------------------------------------

      931                  1,104                    588                     526
      307                    435                    408                     247
       52                     67                     67                      47
-------------------------------------------------------------------------------
    1,290                  1,606                  1,063                     820
-------------------------------------------------------------------------------
 $463,660               $705,298               $682,057                $297,470
===============================================================================

 $433,136               $655,689               $637,543                $281,322
       31                     25                     22                      39
   (3,999)                (4,568)                (4,527)                 (2,503)
   34,492                 54,152                 49,019                  18,612
-------------------------------------------------------------------------------
 $463,660               $705,298               $682,057                $297,470
===============================================================================

   41,687                 64,556                 65,737                  29,878
===============================================================================
 $  11.12               $  10.93               $  10.38                $   9.96
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

                                                          USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
                                                                     INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                  $ 7,778
  Interest                                                                     3
                                                                         -------
      Total income                                                         7,781
                                                                         -------
EXPENSES
  Custody and accounting fees                                                 33
  Postage                                                                      7
  Shareholder reporting fees                                                   5
  Trustees' fees                                                              14
  Registration fees                                                           49
  Professional fees                                                           54
  Other                                                                       11
                                                                         -------
      Total expenses                                                         173
                                                                         -------
  Expenses reimbursed                                                        (91)
                                                                         -------
      Net expenses                                                            82
                                                                         -------
NET INVESTMENT INCOME                                                      7,699
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on sales of affiliated underlying funds                 (582)
  Net realized gain on capital gain distributions from
    affiliated underlying funds                                              867
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                           (4,433)
                                                                         -------
      Net realized and unrealized loss                                    (4,148)
                                                                         -------
  Increase (decrease) in net assets resulting from operations            $ 3,551
                                                                         =======

See accompanying notes to financial statements.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-----------------------------------------------------------------------------
2020 FUND              2030 FUND             2040 FUND              2050 FUND
-----------------------------------------------------------------------------
 $ 13,929               $ 17,661              $ 12,211                $  3,009
        7                     13                    25                      25
------------------------------------------------------------------------------
   13,936                 17,674                12,236                   3,034
------------------------------------------------------------------------------

       35                     35                    35                      30
       20                     40                    47                      25
       14                     26                    34                      17
       14                     14                    14                      14
       57                     78                    70                      53
       60                     67                    66                      55
       15                     18                    17                      12
------------------------------------------------------------------------------
      215                    278                   283                     206
------------------------------------------------------------------------------
      (63)                   (68)                  (69)                   (111)
------------------------------------------------------------------------------
      152                    210                   214                      95
------------------------------------------------------------------------------
   13,784                 17,464                12,022                   2,939
------------------------------------------------------------------------------

     (307)                (1,070)               (2,558)                 (1,450)

    1,786                  3,274                 3,629                   1,802

  (14,421)               (31,443)              (41,850)                (20,379)
------------------------------------------------------------------------------
  (12,942)               (29,239)              (40,779)                (20,027)
------------------------------------------------------------------------------
 $    842               $(11,775)             $(28,757)               $(17,088)
==============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                     USAA TARGET RETIREMENT
                                                                     ----------------------
                                                                            INCOME FUND
                                                                     ----------------------
                                                                         2011          2010
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $  7,699      $  5,062
  Net realized loss on sales of affiliated underlying funds              (582)         (206)
  Net realized gain on capital gain distributions
    from affiliated underlying funds                                      867           246
  Change in net unrealized appreciation/depreciation
    of affiliated underlying funds                                     (4,433)       10,433
                                                                     ----------------------
    Increase (decrease) in net assets resulting from operations         3,551        15,535
                                                                     ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (7,697)       (5,056)
  Net realized gains                                                     (337)         (188)
                                                                     ----------------------
    Distributions to shareholders                                      (8,034)       (5,244)
                                                                     ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           140,603       131,256
  Reinvested dividends                                                  7,948         5,122
  Cost of shares redeemed                                             (76,106)      (48,135)
                                                                     ----------------------
    Increase in net assets from capital share transactions             72,445        88,243
                                                                     ----------------------
  Capital contribution from USAA Transfer Agency Company                    2             -
                                                                     ----------------------
  Net increase in net assets                                           67,964        98,534
NET ASSETS
  Beginning of year                                                   189,383        90,849
                                                                     ----------------------
  End of year                                                        $257,347      $189,383
                                                                     ======================
Accumulated undistributed net investment income:
  End of period                                                      $     25      $     23
                                                                     ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          12,678        12,389
  Shares issued for dividends reinvested                                  729           478
  Shares redeemed                                                      (6,879)       (4,560)
                                                                     ----------------------
    Increase in shares outstanding                                      6,528         8,307
                                                                     ======================

See accompanying notes to financial statements.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                         USAA TARGET RETIREMENT
-----------------------------------------------------------------------------------------------
          2020 FUND                2030 FUND               2040 FUND               2050 FUND
-----------------------------------------------------------------------------------------------
      2011        2010         2011        2010        2011        2010        2011        2010
-----------------------------------------------------------------------------------------------
 $  13,784    $  9,634    $  17,464    $ 11,744    $ 12,022    $  8,011    $  2,939    $  1,846
      (307)       (368)      (1,070)       (952)     (2,558)     (1,171)     (1,450)       (829)

     1,786         625        3,274       1,356       3,629       1,700       1,802         811

   (14,421)     24,953      (31,443)     47,366     (41,850)     53,373     (20,379)     23,870
-----------------------------------------------------------------------------------------------
       842      34,844      (11,775)     59,514     (28,757)     61,913     (17,088)     25,698
-----------------------------------------------------------------------------------------------

   (13,783)     (9,624)     (17,461)    (11,745)    (12,000)     (8,011)     (2,900)     (1,846)
    (1,048)       (409)      (1,715)       (815)     (1,852)       (123)       (855)          -
-----------------------------------------------------------------------------------------------
   (14,831)    (10,033)     (19,176)    (12,560)    (13,852)     (8,134)     (3,755)     (1,846)
-----------------------------------------------------------------------------------------------

   202,795     210,822      299,625     292,548     306,978     269,244     152,722     118,234
    14,809      10,023       19,174      12,560      13,852       8,134       3,753       1,845
  (102,893)    (62,392)    (110,713)    (80,155)    (97,827)    (63,726)    (41,902)    (28,652)
-----------------------------------------------------------------------------------------------
   114,711     158,453      208,086     224,953     223,003     213,652     114,573      91,427
-----------------------------------------------------------------------------------------------
         4          10           11           9          10           9           6           2
-----------------------------------------------------------------------------------------------
   100,726     183,274      177,146     271,916     180,404     267,440      93,736     115,281

   362,934     179,660      528,152     256,236     501,653     234,213     203,734      88,453
-----------------------------------------------------------------------------------------------
 $ 463,660    $362,934    $ 705,298    $528,152    $682,057    $501,653    $297,470    $203,734
===============================================================================================

 $      31    $     30    $      25    $     22    $     22    $      -    $     39    $      -
===============================================================================================

    17,461      19,289       26,009      27,509      27,729      26,781      14,350      12,356
     1,335         877        1,763       1,104       1,342         738         379         173
    (8,864)     (5,715)      (9,656)     (7,555)     (8,914)     (6,326)     (3,977)     (3,007)
-----------------------------------------------------------------------------------------------
     9,932      14,451       18,116      21,058      20,157      21,193      10,752       9,522
===============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

    the Funds' expenses. For the year ended December 31, 2011, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations. For the year ended December 31, 2011, custodian and other bank credits increased each of the Funds' investment income by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                          TARGET      TARGET      TARGET      TARGET      TARGET
                          INCOME       2020        2030        2040        2050
--------------------------------------------------------------------------------
Fees paid                   $1          $2          $3          $3          $1
% of total fees            0.5%        0.9%        1.3%        1.3%        0.5%

The Funds had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

The tax character of distributions paid during the years ended December 31, 2010, and December 31, 2011, was as follows (in thousands):

                                  TARGET    TARGET    TARGET    TARGET    TARGET
                                  INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2011
----------------------------
Ordinary income*                  $7,788   $14,203   $17,821    $12,361   $3,062
Long-term realized capital gains     246       628     1,355      1,491      693

YEAR ENDED DECEMBER 31, 2010
----------------------------
Ordinary income*                  $5,242   $10,029   $12,495    $ 8,134   $1,846
Long-term realized capital gains       2         4        65          -        -

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                  TARGET    TARGET    TARGET    TARGET    TARGET
                                  INCOME     2020      2030      2040      2050
---------------------------------------------------------------------------------
Undistributed ordinary income     $    25   $    39   $    50   $    23   $    39
Undistributed long-term
  capital gains                       867     1,781     3,252     3,175     1,662
Unrealized appreciation of
  investments                      11,994    28,706    46,309    41,317    14,447

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to distributions and the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year, ended December 31, 2011, the Funds did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended December 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2011, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Cost of purchases               $98,889   $190,044  $314,110  $301,978  $140,576
Proceeds from sales/maturities   26,599     74,818   105,521    88,718    35,141

As of December 31, 2011, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                          TARGET       TARGET     TARGET     TARGET     TARGET
                          INCOME        2020       2030       2040       2050
--------------------------------------------------------------------------------
Cost of securities       $245,598     $435,376   $659,392   $640,558   $283,133

As of December 31, 2011, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Unrealized appreciation         $13,628   $31,516   $51,920   $48,857   $18,025
Unrealized depreciation           1,634     2,810     5,611     7,540     3,578
--------------------------------------------------------------------------------
Net                             $11,994   $28,706   $46,309   $41,317   $14,447
--------------------------------------------------------------------------------

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the year ended December 31, 2011, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Compliance and legal services      $7        $13      $19       $18        $8

C. EXPENSE LIMITATION -- Effective May 1, 2011, the Manager has agreed, to limit the annual expenses of the Funds to 0.05% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Funds for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. Prior to May 1, 2011, the Manager had agreed to waive all fees and reimburse all operation expenses of the Funds, excluding extraordinary expenses and before reductions of expenses paid indirectly. For the year ended December 31, 2011, the Funds incurred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Reimbursable expenses              $91       $63      $68       $69        $111
Reimbursable from Manager           37         8        2         -          47

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31, 2011, the Funds recorded a capital contribution and a receivable from SAS for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Receivable from SAS               $2        $3        $13       $10       $5

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At December 31, 2011, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                  TARGET    TARGET    TARGET    TARGET    TARGET
AFFILIATED USAA FUND              INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Aggressive Growth                  0.6%      1.4%      3.3%      4.1%       2.2%
Emerging Markets                   1.0%      2.5%      5.8%      7.2%       3.9%
Growth                             0.8%      2.0%      4.6%      5.8%       3.2%
High-Yield Opportunities             -       2.5%      3.9%      3.8%         -
Income                             1.9%      2.5%      3.5%      2.2%         -
Income Stock                       0.5%      1.2%      2.8%      3.5%       1.9%
Intermediate-Term Bond             2.6%      3.4%      4.1%        -          -
International                      0.8%      2.1%      4.9%      6.1%       3.3%
Precious Metals and Minerals       0.3%      0.5%      0.8%      0.8%       0.3%
Real Return                        2.4%      4.3%      6.7%      6.5%         -
S&P 500 Index                      0.2%      0.6%      1.3%      1.7%       0.9%
Short-Term Bond                    2.4%      3.1%        -         -          -
Small Cap Stock                    0.8%      2.1%      4.8%      6.0%       3.3%
Value                              1.0%      2.6%      5.9%      7.3%       4.0%

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the year ended December 31, 2011 (in thousands):

TARGET INCOME:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2010  12/31/2011
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 2,880    $  848     $    -        $ (12)         $ 5,327     $ 7,196
Emerging Markets                   4,610     1,357        104         (110)           7,423       8,112
Growth                             2,928     1,621         31          (43)           6,113       7,245
Income                            25,516     6,300      2,736          (29)          50,040      70,894
Income Stock                       2,812     1,119         98          (27)           5,656       7,484
Intermediate-Term Bond            19,533     4,318      2,580          (18)          37,835      53,380
International                      7,784     3,409        259         (170)          13,523      15,986
Precious Metals and Minerals       4,330       341         29          (33)           3,134       5,447
Real Return                        1,770       308        170           (7)           3,762       5,121
S&P 500 Index                      2,842     1,094        143          (27)           5,730       7,452
Short-Term Bond                   18,232     3,246      1,468          (29)          37,923      52,688
Small Cap Stock                    2,575     1,373         26          (41)           5,601       6,657
Value                              3,077     1,265        104          (36)           5,807       7,487

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

TARGET 2020:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2010  12/31/2011
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 6,787    $ 1,521    $    -        $  29          $13,501     $18,336
Emerging Markets                   9,850      1,313       266         (113)          18,807      20,652
Growth                             7,320      3,893        80          (81)          15,469      18,458
High-Yield Opportunities          12,505      5,373     2,555           37           32,500      37,943
Income                            33,546     11,810     3,636          (22)          68,210      92,191
Income Stock                      16,540     12,522       289          133           14,317      19,075
Intermediate-Term Bond            33,886     16,929     3,347          227           51,516      69,321
International                     17,219      6,009       660         (266)          34,278      40,616
Precious Metals and Minerals       6,306      1,190        53          (82)           7,967       9,912
Real Return                        2,712        357       315           (6)           7,155       9,323
S&P 500 Index                      7,089      2,538       366          (39)          14,509      18,990
Short-Term Bond                   22,778      5,663     1,978          (42)          51,638      68,470
Small Cap Stock                    6,042      2,954        65          (47)          14,237      16,942
Value                              7,464      2,746       265          (35)          14,705      19,078

TARGET 2030:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND             COST(a)   PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2010  12/31/2011
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $16,272    $ 2,354     $    -       $  79          $29,243     $42,131
Emerging Markets                  26,053      4,673        609        (216)          40,722      47,394
Growth                            15,247      5,275        185        (180)          33,503      42,418
High-Yield Opportunities          21,806      7,700      3,838          41           46,882      58,361
Income                            54,291     15,270      4,814         (80)          85,424     127,384
Income Stock                      29,698     18,184        618        (105)          30,985      43,837
Intermediate-Term Bond            50,112     23,460      3,873         307           57,397      85,113
International                     40,978     10,618      1,515        (646)          74,296      93,398
Precious Metals and Minerals      10,106      6,991         81        (258)          17,210      15,284
Real Return                        5,075        760        475         (10)          10,321      14,341
S&P 500 Index                     15,076      2,640        812          18           31,398      43,638
Small Cap Stock                   12,947      3,978        149         (41)          30,756      38,889
Value                             16,449      3,618        608          21           31,824      43,849

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2040:

                                PURCHASE    SALES      DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND             COST(a)   PROCEEDS     INCOME    GAIN (LOSS)(b)  12/31/2010  12/31/2011
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $19,690    $ 2,266    $     -       $    71        $36,631     $52,661
Emerging Markets                  33,284      6,219        760          (303)        51,003      59,268
Growth                            19,855      7,389        230          (330)        41,965      53,019
High-Yield Opportunities          23,188      7,556      3,720             6         44,032      57,054
Income                            55,228     13,986      2,295           (34)        36,631      79,335
Income Stock                      19,348      4,208        715          (152)        38,845      54,784
International                     56,926     18,566      1,889        (1,290)        92,765     116,732
Precious Metals and Minerals      11,914     13,486         79           (54)        21,583      14,953
Real Return                        5,691      1,067        462           (19)         9,693      14,020
S&P 500 Index                     19,475      3,942      1,034          (122)        39,363      54,540
Small Cap Stock                   16,804      5,510        186          (239)        38,526      48,619
Value                             20,575      4,523        759           (92)        39,896      54,800

TARGET 2050:

                                PURCHASE    SALES      DIVIDEND      REALIZED          MARKET VALUE
AFFILIATED USAA FUND             COST(a)   PROCEEDS     INCOME    GAIN (LOSS)(b)  12/31/2010  12/31/2011
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $12,852    $  966      $    -       $  11          $17,508     $28,615
Emerging Markets                  24,194     6,797         412        (700)          24,388      32,177
Growth                            12,946     3,441         125        (195)          20,053      28,811
Income Stock                      12,354     1,530         374         (69)          18,574      29,768
International                     33,798     7,015       1,026        (596)          44,412      63,411
Precious Metals and Minerals       6,833     8,515          35         255           10,322       6,596
S&P 500 Index                     14,214     3,383         524         (67)          18,822      29,636
Small Cap Stock                   10,265     1,679         101         (43)          18,435      26,403
Value                             13,120     1,815         412         (46)          19,077      29,779

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011           2010          2009          2008*
                                               -------------------------------------------------------
Net asset value at beginning of period         $  10.98       $  10.17       $  8.44        $ 10.00
                                               -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .35            .35           .34            .23(a)
  Net realized and unrealized gain (loss)          (.14)           .82          1.74          (1.63)(a)
                                               -------------------------------------------------------
Total from investment operations                    .21           1.17          2.08          (1.40)(a)
                                               -------------------------------------------------------
Less distributions from:
  Net investment income                            (.35)          (.35)         (.34)          (.16)
  Realized capital gains                           (.01)          (.01)         (.01)             -
                                               -------------------------------------------------------
Total distributions                                (.36)          (.36)         (.35)          (.16)
                                               -------------------------------------------------------
Net asset value at end of period               $  10.83       $  10.98       $ 10.17        $  8.44
                                               =======================================================
Total return (%)**                                 1.97          11.65         25.04         (14.01)
Net assets at end of period (000)              $257,347       $189,383       $90,849        $22,737
Ratios to average net assets:***(b)
  Expenses (%)(c)                                   .04              -             -              -
  Expenses, excluding reimbursements (%)(c)         .07            .12           .32           1.06(d)
  Net investment income (%)                        3.28           3.61          4.44           6.31(d)
Portfolio turnover (%)                               11             22            25             20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2011, average net assets were $234,489,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011           2010          2009          2008*
                                               -------------------------------------------------------
Net asset value at beginning of period         $  11.43       $  10.38       $   8.35       $ 10.00
                                               -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .34            .31            .27           .26(a)
  Net realized and unrealized gain (loss)          (.28)          1.06           2.08         (1.76)(a)
                                               -------------------------------------------------------
Total from investment operations                    .06           1.37           2.35         (1.50)(a)
                                               -------------------------------------------------------
Less distributions from:
  Net investment income                            (.34)          (.31)          (.27)         (.15)
  Realized capital gains                           (.03)          (.01)          (.05)            -
                                               -------------------------------------------------------
Total distributions                                (.37)          (.32)          (.32)         (.15)
                                               -------------------------------------------------------
Net asset value at end of period               $  11.12       $  11.43       $  10.38       $  8.35
                                               =======================================================
Total return (%)**                                  .52          13.28          28.12        (14.95)
Net assets at end of period (000)              $463,660       $362,934       $179,660       $39,717
Ratios to average net assets:***(b)
  Expenses (%)(c)                                   .03              -              -             -
  Expenses, excluding reimbursements (%)(c)         .05            .08            .18           .73(d)
  Net investment income (%)                        3.16           3.56           4.40          7.35(d)
Portfolio turnover (%)                               17             17             34            31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2011, average net assets were $436,658,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011           2010          2009          2008*
                                               -------------------------------------------------------
Net asset value at beginning of period         $  11.37       $  10.10       $   7.85       $ 10.00
                                               -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .28            .26            .23           .25(a)
  Net realized and unrealized gain (loss)          (.41)          1.29           2.26         (2.26)(a)
                                               -------------------------------------------------------
Total from investment operations                   (.13)          1.55           2.49         (2.01)(a)
                                               -------------------------------------------------------
Less distributions from:
  Net investment income                            (.28)          (.26)          (.23)         (.14)
  Realized capital gains                           (.03)          (.02)          (.01)            -
                                               -------------------------------------------------------
Total distributions                                (.31)          (.28)          (.24)         (.14)
                                               -------------------------------------------------------
Net asset value at end of period               $  10.93       $  11.37       $  10.10       $  7.85
                                               =======================================================
Total return (%)**                                (1.16)         15.34          31.68        (20.06)
Net assets at end of period (000)              $705,298       $528,152       $256,236       $50,492
Ratios to average net assets:***(b)
  Expenses (%)(c)                                   .03              -              -             -
  Expenses, excluding reimbursements (%)(c)         .04            .07            .14           .61(d)
  Net investment income (%)                        2.68           3.03           3.96          7.27(d)
Portfolio turnover (%)                               16             21             23            18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2011, average net assets were $650,486,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011           2010          2009          2008*
                                               -------------------------------------------------------
Net asset value at beginning of period         $  11.01       $   9.60       $   7.37       $ 10.00
                                               -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .19            .18            .16           .21(a)
  Net realized and unrealized gain (loss)          (.60)          1.41           2.25         (2.72)(a)
                                               -------------------------------------------------------
Total from investment operations                   (.41)          1.59           2.41         (2.51)(a)
                                               -------------------------------------------------------
Less distributions from:
  Net investment income                            (.19)          (.18)          (.16)         (.12)
  Realized capital gains                           (.03)             -           (.02)            -
                                               -------------------------------------------------------
Total distributions                                (.22)          (.18)          (.18)         (.12)
                                               -------------------------------------------------------
Net asset value at end of period               $  10.38       $  11.01       $   9.60       $  7.37
                                               =======================================================
Total return (%)**                                (3.75)         16.60          32.71        (25.05)
Net assets at end of period (000)              $682,057       $501,653       $234,213       $43,742
Ratios to average net assets:***(b)
  Expenses (%)(c)                                   .03              -              -             -
  Expenses, excluding reimbursements (%)(c)         .05            .07            .15           .70(d)
  Net investment income (%)                        1.92           2.23           2.98          6.61(d)
Portfolio turnover (%)                               14             21             16             4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2011, average net assets were $627,315,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011           2010          2009          2008*
                                               -------------------------------------------------------
Net asset value at beginning of period         $  10.65       $   9.21       $  7.07        $ 10.00
                                               -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .10            .10           .09            .17(a)
  Net realized and unrealized gain (loss)          (.66)          1.44          2.16          (2.99)(a)
                                               -------------------------------------------------------
Total from investment operations                   (.56)          1.54          2.25          (2.82)(a)
                                               -------------------------------------------------------
Less distributions from:
  Net investment income                            (.10)          (.10)         (.09)          (.11)
  Realized capital gains                           (.03)             -          (.02)             -
                                               -------------------------------------------------------
Total distributions                                (.13)          (.10)         (.11)          (.11)
                                               -------------------------------------------------------
Net asset value at end of period               $   9.96       $  10.65       $  9.21        $  7.07
                                               =======================================================
Total return (%)**                                (5.27)         16.70         31.84         (28.20)
Net assets at end of period (000)              $297,470       $203,734       $88,453        $16,089
Ratios to average net assets:***(b)
  Expenses (%)(c)                                   .04              -             -              -
  Expenses, excluding reimbursements (%)(c)         .08            .13           .33           1.55(d)
  Net investment income (%)                        1.10           1.29          1.66           5.40(d)
Portfolio turnover (%)                               14             22            23              2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2011, average net assets were $268,429,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has agreed, through May 1, 2011, to reimburse each Fund for all of the Fund's operating expenses; therefore, each Fund's net ongoing costs are zero for the current period. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2011, the Funds had acquired fund fees and expenses ratios of 0.52% for Target Income, 0.57% for Target 2020, 0.65% for Target 2030, 0.72% for Target 2040, and 0.76% for Target 2050.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE        JULY 1, 2011 -
                            JULY 1, 2011   DECEMBER 31, 2011    DECEMBER 31, 2011
                           --------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00         $  981.60               $0.25
Hypothetical *                1,000.00          1,024.95                0.26

TARGET 2020
Actual                        1,000.00             963.90               0.25
Hypothetical *                1,000.00           1,024.95               0.26

TARGET 2030
Actual                        1,000.00             942.80               0.20
Hypothetical *                1,000.00           1,025.00               0.20

TARGET 2040
Actual                        1,000.00             917.50               0.24
Hypothetical *                1,000.00           1,024.95               0.26

TARGET 2050
Actual                        1,000.00             904.00               0.24
Hypothetical *                1,000.00           1,024.95               0.26

 * 5% return per year before expenses
** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.05% for Target 2020, 0.04% for Target 2030, 0.05% for Target 2040, and 0.05% for Target 2050, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2011, through December 31, 2011. These total returns equaled (1.84)%, (3.61)%, (5.72)%, (8.25)%, and (9.60)% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
(2) Member of Executive Committee
(3) Member of Audit Committee
(4) Member of Pricing and Investment Committee
(5) Member of Corporate Governance Committee
(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

INTERESTED OFFICERS(1)

--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   88214-0212                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.